Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Entity Registrant Name	SIMMONS FIRST NATIONAL CORP
Amendment Flag	false
Entity Central Index Key	0000090498
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Incorporation State Country Code	AR
Entity File Number	0-6253
Entity Tax Identification Number	71-0407808
Entity Address, Address Line One	501 Main Street
Entity Address, City or Town	Pine Bluff
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	71601
City Area Code	(870)
Local Phone Number	541-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	SFNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false